SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)
ENOVIS 401(k) SAVINGS PLAN PLUS
EIN: 54-1887631 Plan: 037

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Cost(1)	Current Value

Enovis Corporation(2)	Common Stock		$763,614
ESAB Corporation	Common Stock		306,530
AB Small Cap Growth Portfolio Class Z	Mutual Fund		3,760,557
American Beacon Small Cap Value Fund R6 Class	Mutual Fund		3,279,209
Columbia Dividend Income Fund Institutional 3 Class	Mutual Fund		4,963,984
Fidelity 500 Index Fund	Mutual Fund		51,494,428
Fidelity International Index Fund	Mutual Fund		6,742,843
Fidelity Mid Cap Index Fund	Mutual Fund		13,824,593
Goldman Sachs GQG Partners International Opportunities Fund Institutional Shares	Mutual Fund		7,675,014
Janus Henderson Enterprise Fund Class N	Mutual Fund		8,937,241
JPMorgan Large Cap Growth Fund Class R6	Mutual Fund		34,335,379
Loomis Sayles Core Plus Bond Fund Class N	Mutual Fund		4,318,927
PGIM High Yield Fund- Class R6	Mutual Fund		3,236,640
Vanguard Emerging Markets Stock Index Fund Admiral Shares	Mutual Fund		2,920,540
Vanguard Intermediate-Term Bond Index Fund Admiral Shares	Mutual Fund		6,008,831
Vanguard Target Retirement 2020 Fund	Common Collective Trust		3,661,809
Vanguard Target Retirement 2025 Fund	Common Collective Trust		9,424,393
Vanguard Target Retirement 2030 Fund	Common Collective Trust		32,561,474
Vanguard Target Retirement 2035 Fund	Common Collective Trust		20,501,516
Vanguard Target Retirement 2040 Fund	Common Collective Trust		21,511,695
Vanguard Target Retirement 2045 Fund	Common Collective Trust		33,319,097
Vanguard Target Retirement 2050 Fund	Common Collective Trust		20,963,948
Vanguard Target Retirement 2055 Fund	Common Collective Trust		13,584,510
Vanguard Target Retirement 2060 Fund	Common Collective Trust		10,168,377
Vanguard Target Retirement 2065 Fund	Common Collective Trust		3,276,085
Vanguard Target Retirement 2070 Fund	Common Collective Trust		293,901
Vanguard Target Retirement Income Fund	Common Collective Trust		1,356,848
Morley Stable Value Fund	Common Collective Trust		11,741,964
Total investments per Financial Statements			334,933,947

Participant loans(2)(3)	N/A	-	2,998,824
			$337,932,771
__________
(1) Cost information is not required for participant-directed investments
(2) A party-in-interest to the plan as defined by ERISA
(3) Annual interest rates range from 4.25% and 9.5%